[EATON VANCE LOGO OMITTED]

EATON VANCE
TAX-MANAGED
CAPITAL
APPRECIATION
FUND

Annual Report October 31, 2000


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO WITH CAPTION "James B. Hawkes, President" OMITTED]

It is my pleasure to welcome you to the first annual shareholder report for Eaton Vance Tax-Managed Capital Appreciation Fund. In the period from inception on June 30, 2000 through October 31, 2000, Class A shares had a total return of 13.40%. That return was the result of an increase in net asset value per share (NAV) from $10.00 on June 30, 2000 to $11.34 on October 31, 2000.1

Class B shares had a total return of 12.60% for the period from inception on July 10, 2000 through October 31, 2000, the result of an increase in NAV from $10.00 to $11.26.1 Class C shares had a total return of 12.60% for the same period, the result of an increase in NAV from $10.00 to $11.26.1

By comparison, the S&P 500 Composite Index - a widely recognized, unmanaged index of common stocks - had a total return of -1.39% for the period from June 30 to October 31, 2000.2

The Fund's year-to-date performance benefitted significantly from IPO activity, especially because of the Fund's relatively small size, and was not typical of future performance. There is no assurance that IPO activity will continue or that it will continue to have the same positive impact on the Fund's performance. As the Fund's assets grow in size, IPO activity will likely have a lesser effect on the Fund's performance in the future.

The year 2000 has been a volatile period in the U.S. equity markets. Although the economy continued to exhibit signs of healthy - if more tempered - growth, other factors have contributed to a wild ride for stocks. While there is evidence that the Federal Reserve Board has successfully engineered a "soft landing" for the economy through incremental increases in the Federal Funds rate, the downside is that slowed consumer spending can have a negative impact on corporate profits, and therefore, stock prices.

An economic slowdown, dramatic market swings, and changes in investor sentiment all underscore the fact that the financial markets are largely unpredictable. At Eaton Vance, we are confident that our years of experience, our research capabilities, and our investment discipline give us the tools we will need to navigate the dramatic turns that surely await us. As always, we urge investors to diversify their portfolios and to take a long-term investment view.

On the pages that follow, Portfolio Manager Arieh Coll gives an overview of the Fund's performance so far this year.

Sincerely,

/S/ JAMES B. HAWKES

James B. Hawkes
President
December 12, 2000

-----------------------------------------------
Fund Information
as of October 31, 2000

Performance3    Class A     Class B     Class C
-----------------------------------------------

Average Annual Total Returns (at net asset value)
-----------------------------------------------
Life of Fund+    13.40%      12.60%      12.60%

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
-----------------------------------------------
Life of Fund+     6.88%       7.60%      11.60%

+ Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

Ten Largest Holdings4
-----------------------------------------------
Emulex Corp.                               4.9%
BE Aerospace, Inc.                         4.4
Precision Castparts Corp.                  4.4
TMP Worldwide, Inc.                        4.1
Federal National Mortgage Association      3.9
Monsanto Company                           3.2
Microsoft Corporation                      3.1
Energizer Holdings, Inc.                   2.8
Insight Enterprises                        2.6
Pemstar                                    2.3

1 These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. 2 It is not possible to invest directly in an Index. 3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects 1% CDSC imposed in first year. 4 Ten largest equity holdings accounted for 35.7% of the Portfolio's net assets. Holdings are subject to change.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

----------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
----------------------------------------------------------------------------


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

MANAGEMENT DISCUSSION

[PHOTO WITH CAPTION "Arieh Coll, Portfolio Manager" OMITTED]

An interview with Arieh Coll, Vice President and Portfolio Manager of Capital Appreciation Portfolio

Q: Arieh, since this is the first annual report for the Fund, would you provide us with an overview of your objective?

A: Certainly. Our objective is to achieve long-term, after-tax returns for our shareholders by investing in a diversified portfolio of equity securities. These securities are mainly common stocks of growth companies that we consider to be high in quality and attractive in their long-term growth prospects. We employ a flexible investment approach, looking for attractive opportunities wherever they may occur in the market - whether they're large, established market leaders or smaller, less-seasoned companies. We seek to achieve returns in the form of price appreciation, which is not subject to current tax, and to manage the Fund with other strategies designed to minimize the tax bite for our shareholders.

[GRAPHIC OMITTED: BAR CHART: FIVE LARGEST SECTOR POSITIONS]

Five Largest Sector Positions+
-----------------------------------------------
By total net assets

Aerospace and Defense                     10.1%
Financial Services                         7.7%
Advertising Services                       6.7%
Health Services                            5.7%
Computer Software                          5.6%

+ Portfolio holdings subject to change due to active management. Five largest sector holdings accounted for 35.8% of the Portfolio.

Q: The Fund had positive returns since inception, outperforming the benchmark S&P 500 Composite Index.* How do you balance the goal of strong returns with tax management?

A: Simply put, we try to make investment decisions from the perspective of the tax-paying shareholder. We seek to invest in stocks that we can hold long-term. If you invest in the right companies, you can benefit from their growth for years to come, while minimizing the taxable distributions. Additionally, we try to invest in stocks that typically produce little, if any, taxable income. Ideally, we want to accumulate investment returns in the form of unrealized gains, while generally avoiding net realized short-term gains. When we do sell an appreciated security, the share lots held long enough to qualify for long-term capital gains treatment, with the highest cost-basis, are selected to be sold first. Finally, securities may be sold to realize capital losses, which could then be used to offset realized capital gains when it is prudent to do so.

Q: What are some of your criteria for high-quality, long-term growth stocks?

A: I would sum up our investment strategy by saying we're looking for growth at a reasonable price. I'm aiming to invest in companies that are expected, over the long-term, to have earnings growth that is faster than the growth rates of the U.S. economy and the U.S. stock market as a whole. For example, an investment in a company would be compelling if the company was expected to grow earnings by 30% a year for the next three years, and could be purchased at a price-to-earnings ration that is at a significant discount to its growth rate.

* The S&P 500 Composite Index is a broad-based, unmanaged index commonly used as a measure of U.S. stock market performance. It is not possible to invest directly in an Index.

  The Fund's year-to-date performance benefitted significantly from IPO activity. There is no assurance that such activity will continue or that it will continue to have the same positive impact on the Fund's performance.

Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

MANAGEMENT DISCUSSION CONT'D

   As for what characterizes a compelling growth stock, it might be one with a unique or enduring competitive advantage, an undervalued franchise, or a large and unpenetrated market opportunity that would allow it to grow rapidly, gaining market share and increasing operating margins in the process. Ideally, this would result in a high return on equity and ample free cash flow. This will only happen if the company has superior management that is focused on constantly innovating and staying ahead of the competition. Therefore, our experienced team of investment professionals conducts thorough research of a company's fundamentals and management before we make an investment in the stock.

Q: The Portfolio's largest sector weighting, aerospace and defense, contributed strongly to performance. What do you find attractive about this area?

A: I've been following the commercial aerospace sector for many years now, including companies such as Boeing, Airbus, and all their suppliers. This industry has tended to move in three to four-year cycles of growth, followed by three to four years of decline. In 1997, the industry peaked prematurely and went into a downturn because of the Asian crisis and the fall-out for the economies around the globe: they all cancelled aircraft orders.

   Subsequently, in the past 3 years, the global economy has been recovering and the airline industry has been prospering as worldwide travel has been on a dramatic upswing. The orders for aircraft have been picking up, and we started to identify the trend earlier this year when business at selected individual companies began to show signs of life. Having witnessed similar cycles in the past, I began to invest in this industry at the beginning of the upturn. This is an example of the downside protection we mentioned earlier: the prices for these stocks were already significantly down from their highs, yet there was strong potential for growth going into the upcycle. To date, this has been a very successful strategy for us.

Q: Were there any other sectors you've overweighted this year relative to The S&P 500 benchmark?

A: One is the financial services sector. The sector is very attractive on a valuation basis because for the last two years, it underperformed the stock market overall as interest rates were going up. Currently, the investment prospects for the sector are much better: valuations are lower and interest rates appear to be less likely to rise from current levels.

   We also have an overweighting in the health services sector. This requires more of a top-down investment approach, meaning we have to consider elements in addition to a company's fundamentals. In this case, such elements would include governmental regulations for Medicare reimbursements, prescription drug benefits, and the like, which were a focal point of the recent presidential campaign. I believe the generic drug manufacturers stand to benefit the most from any legislation in this area - as a result, I have over-weighted this sector versus the market.

Q: What is your outlook for growth stocks in the near future? Will this affect how you position the Portfolio?

A: The Federal Reserve's strategy of raising rates is starting to take effect, as evidenced by a slowdown in parts of the economy. As consumer spending slows, EPS (earnings per share) growth may slow dramatically going into next year. Many companies will be missing projected earnings numbers, which can cause their stock prices to fall, often disproportionately. Often, it's very high quality companies that are missing their numbers.

   In light of this, I want to try to position the Portfolio to own companies that are healthy enough to be less susceptible to a slowdown in revenues, causing their profits to be below target as well. We will continue to use our research team and market discipline to invest in companies that we believe can provide long-term growth potential.


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

PERFORMANCE

[GRAPHIC OMITTED: WORM CHART: COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Tax-Managed Capital Appreciation Fund, Class A vs. the S&P 500 Composite Index*

June 30, 2000 - October 31, 2000

                                Eaton Vance
                  S&P 500       Tax-Managed       Fund, incl.
                 Composite   Appreciation Fund,    maximum
                   Index         Class A        sales charge
 6/30/2000      $10,000.00      $10,000.00       $10,000.00
 7/31/2000        9,843.80       10,650.00        10,037.70
 8/31/2000       10,454.90       11,820.00        11,140.43
 9/30/2000        9,903.09       11,670.00        10,999.06
10/31/2000        9,861.01       11,340.00        10,688.03


Performance**   Class A     Class B     Class C
-----------------------------------------------
Average Annual Total Returns (at net asset value)
-----------------------------------------------
Life of Fund+    13.40%      12.60%      12.60%

SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
-----------------------------------------------
Life of Fund+     6.88%       7.60%      11.60%

 + Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

 * Source: TowersData, Bethesda, MD. Investment operations commenced
   6/30/00.

   The chart compares the Fund's total return with that of the S&P 500 Index, a broad-based, unmanaged index commonly used to measure U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P 500 Index. An investment in the Fund's Class B shares on 7/10/00 at net asset value would have grown to $11,260 on October 31, 2000, $10,760 including the applicable 5% CDSC. An investment in the Fund's Class C shares on 7/10/00 at net asset value would have grown to $11,260 on October 31, 2000, $11,160 including the applicable 1% CDSC. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C reflects a 1% CDSC imposed in the first year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

PERFORMANCE CONT'D

After-Tax Performance
as of October 31, 2000

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

Pre-Tax and After-Tax Average Annual Returns at Net Asset Value for the period ended October 31, 2000

Life of Fund*     Pre-Tax     After-Tax     Tax-Efficiency
----------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------
Class A            13.40%        13.40%            100.00%
Class B            12.60%        12.60%            100.00%
Class C            12.60%        12.60%            100.00%

* Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C: 7/10/00

  Source: TowersData, Bethesda, Md.

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment. Pre-tax and after-tax returns are identical because the Fund did not make any dividend or capital gain distributions. There can be no assurance that such distributions will not be made in the future.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for long-term capital gains) are used. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts) and shares held by non-taxable entities (such as qualified pension plans and charities).


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

FINANCIAL STATEMENTS



Statement of Assets and Liabilities

As of October 31, 2000

Assets:
------------------------------------------------------------------------------
Investments in Capital Appreciation Portfolio, at value
  (identified cost, $1,541,457)                                     $1,646,460
Receivable for Fund shares sold                                         40,140
Receivable from the Administrator                                       30,214
------------------------------------------------------------------------------
Total assets                                                        $1,716,814
------------------------------------------------------------------------------

Liabilities:
------------------------------------------------------------------------------
Accrued expenses                                                    $   20,800
------------------------------------------------------------------------------
Total liabilities                                                   $   20,800
------------------------------------------------------------------------------
Net Assets                                                          $1,696,014
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Paid-in capital                                                     $1,693,471
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                          (102,460)
Net unrealized appreciation from Portfolio
  (computed on the basis of identified cost)                           105,003
------------------------------------------------------------------------------
Total                                                               $1,696,014
------------------------------------------------------------------------------

Class A Shares
------------------------------------------------------------------------------
Net Assets                                                          $  674,242
Shares Outstanding                                                      59,443
Net Asset Value and Redemption Price Per Share
  (net assets (divided by) shares of beneficial interest
  outstanding)                                                      $    11.34
Maximum Offering Price Per Share
  (100 (divided by) 94.25 of $11.34)                                $    12.03
------------------------------------------------------------------------------

Class B Shares
------------------------------------------------------------------------------
Net Assets                                                          $  714,163
Shares Outstanding                                                      63,451
Net Asset Value, Offering Price and Redemption Price
  Per Share (net assets (divided by) shares of beneficial
  interest outstanding)                                             $    11.26
------------------------------------------------------------------------------

Class C Shares
------------------------------------------------------------------------------
Net Assets                                                          $  307,609
Shares Outstanding                                                      27,320
Net Asset Value, Offering Price and Redemption Price
  Per Share (net assets (divided by) shares of beneficial
  interest outstanding)                                             $    11.26
------------------------------------------------------------------------------


On sales of $50,000 or more, the offering price of Class A shares is reduced.



Statement of Operations

For the Period Ended
October 31, 2000(1)

Investment Income:
------------------------------------------------------------------------------
Dividends allocated from Portfolio                                   $     520
Interest allocated from Portfolio                                        2,797
Expenses allocated from Portfolio                                       (3,936)
------------------------------------------------------------------------------
Net investment loss from Portfolio                                   $    (619)
------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------
Administration fee                                                   $     416
Distribution and service fees
  Class A                                                                  396
  Class B                                                                  926
  Class C                                                                  362
Registration fees                                                       20,637
Printing and postage                                                     6,987
Custodian fee                                                              522
Transfer and dividend disbursing agent fees                                 96
Legal and accounting services                                              288
Miscellaneous                                                              636
------------------------------------------------------------------------------
Total expenses                                                       $  31,266
------------------------------------------------------------------------------
Deduct --
  Allocation of expenses to the Administrator                        $  30,214
------------------------------------------------------------------------------
Total expense reductions                                             $  30,214
------------------------------------------------------------------------------

Net expenses                                                         $   1,052
------------------------------------------------------------------------------

Net investment loss                                                  $  (1,671)
------------------------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                    $(102,460)
------------------------------------------------------------------------------
Net realized loss                                                    $(102,460)
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (identified cost basis)                                $ 105,003
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $ 105,003
------------------------------------------------------------------------------

Net realized and unrealized gain                                     $   2,543
------------------------------------------------------------------------------

Net increase in net assets from operations                           $     872
------------------------------------------------------------------------------


(1) For the period from the start of business, June 30, 2000 to October 31, 2000.

See notes to financial statements


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Statement of Changes in Net Assets

                                                          For the Period Ended
Increase (Decrease) in Net Assets                          October 31, 2000(1)
------------------------------------------------------------------------------
From operations --
  Net investment loss                                               $   (1,671)
  Net realized loss                                                   (102,460)
  Net change in unrealized appreciation (depreciation)                 105,003
------------------------------------------------------------------------------
Net increase in net assets from operations                          $      872
------------------------------------------------------------------------------
Transactions in shares of beneficial interest
  Proceeds from sale of shares
    Class A                                                         $  670,266
    Class B                                                            715,530
    Class C                                                            387,570
  Cost of shares redeemed
    Class A                                                               (308)
    Class B                                                                 --
    Class C                                                            (77,926)
------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions             $1,695,132
------------------------------------------------------------------------------

Net increase in net assets                                          $1,696,004
------------------------------------------------------------------------------

Net Assets:
------------------------------------------------------------------------------
At beginning of year                                                $       10
------------------------------------------------------------------------------
At end of year                                                      $1,696,014
------------------------------------------------------------------------------


(1) For the period from the start of business, June 30, 2000 to October 31, 2000

See notes to financial statements


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Financial Highlights


                                                                Class A
                                                        ----------------------
                                                         For the Period Ended
                                                        October 31, 2000(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning of period                                 $ 10.00
------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------
Net investment loss                                                    $(0.016)
Net realized and unrealized gain                                         1.356
------------------------------------------------------------------------------
Total income from operations                                           $ 1.340
------------------------------------------------------------------------------

Net asset value -- End of period                                       $ 11.34
------------------------------------------------------------------------------

Total Return(3)                                                          13.40%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                              $   674
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                         1.48%(5)
  Net expenses after custodian fee reduction(4)                           1.40%(5)
  Net investment loss                                                    (0.43%)(5)
Portfolio Turnover of the Portfolio                                         90%
------------------------------------------------------------------------------
+ The operating expenses of the Fund reflect an allocation of expenses to the
  Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                            12.00%(5)
  Expenses after custodian fee reduction(4)                              11.92%(5)
  Net investment loss                                                   (10.96%)(5)
Net investment loss per share                                          $(0.408)
------------------------------------------------------------------------------

(1) For the period from the start of business, June 30, 2000 to October 31, 2000.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolio's allocated expenses.

(5) Annualized


See notes to financial statements


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Financial Highlights


                                                                Class B
                                                        ----------------------
                                                         For the Period Ended
                                                        October 31, 2000(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning of period                                 $ 10.00
------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------
Net investment loss                                                    $(0.027)
Net realized and unrealized gain                                         1.287
------------------------------------------------------------------------------
Total income from operations                                           $ 1.260
------------------------------------------------------------------------------

Net asset value -- End of period                                       $ 11.26
------------------------------------------------------------------------------

Total Return(3)                                                          12.60%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                              $   714
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                         2.23%(5)
  Net expenses after custodian fee reduction(4)                           2.15%(5)
  Net investment loss                                                    (0.78%)(5)
Portfolio Turnover of the Portfolio                                         90%
------------------------------------------------------------------------------
+ The operating expenses of the Fund reflect an allocation of expenses to the
  Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                            12.75%(5)
  Expenses after custodian fee reduction(4)                              12.67%(5)
  Net investment loss                                                   (11.30%)(5)
Net investment loss per share                                          $(0.391)
------------------------------------------------------------------------------

(1) For the period from the start of business, June 30, 2000 to October 31, 2000.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolio's allocated expenses.

(5) Annualized


See notes to financial statements


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Financial Highlights


                                                                Class C
                                                        ----------------------
                                                         For the Period Ended
                                                        October 31, 2000(1)(2)
------------------------------------------------------------------------------
Net asset value -- Beginning of period                                 $ 10.00
------------------------------------------------------------------------------

Income from operations
------------------------------------------------------------------------------
Net investment loss                                                    $(0.025)
Net realized and unrealized gain                                         1.285
------------------------------------------------------------------------------
Total income from operations                                           $ 1.260
------------------------------------------------------------------------------

Net asset value -- End of period                                       $ 11.26
------------------------------------------------------------------------------

Total Return(3)                                                          12.60%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                              $   308
Ratios (As a percentage of average daily net assets):
  Net expenses(4)                                                         2.23%(5)
  Net expenses after custodian fee reduction(4)                           2.15%(5)
  Net investment loss                                                    (0.72%)(5)
Portfolio Turnover of the Portfolio                                         90%
------------------------------------------------------------------------------
+ The operating expenses of the Fund reflect an allocation of expenses to the
  Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
  Expenses(4)                                                            12.75%(5)
  Expenses after custodian fee reduction(4)                              12.67%(5)
  Net investment loss                                                   (11.24%)(5)
Net investment loss per share                                          $(0.390)
------------------------------------------------------------------------------

(1) For the period from the start of business, June 30, 2000 to October 31, 2000.

(2) Net investment loss per share was computed using average shares outstanding.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of the Portfolio's allocated expenses.

(5) Annualized


See notes to financial statements


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
-----------------------------------------------------------------------------
Eaton Vance Tax-Managed Capital Appreciation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The
Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Capital Appreciation Portfolio
(the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (41.0% at October 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $68,680 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008.

D Other -- Investment transactions are accounted for on a trade date basis.

E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Distributions to Shareholders
-----------------------------------------------------------------------------
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.
The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest
-----------------------------------------------------------------------------
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:


                              Period Ended
Class A                       October 31, 2000(1)
-----------------------------------------------------------------------------
Sales                                   59,470
Redemptions                                (28)
-----------------------------------------------------------------------------
Net increase                            59,442
-----------------------------------------------------------------------------

                              Period Ended
Class B                       October 31, 2000(2)
-----------------------------------------------------------------------------
Sales                                   63,451
-----------------------------------------------------------------------------
Net increase                            63,451
-----------------------------------------------------------------------------


                              Period Ended
Class C                       October 31, 2000(2)
-----------------------------------------------------------------------------
Sales                                   34,114
Redemptions                             (6,794)
-----------------------------------------------------------------------------
Net increase                            27,320
-----------------------------------------------------------------------------

(1) From the start of business, June 30, 2000, to October 31, 2000.

(2) From the start of business, July 10, 2000 to October 31, 2000.



4  Transactions with Affiliates
-----------------------------------------------------------------------------
The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the period from the start of business, June 30, 2000 to October 31, 2000, the administration fee amounted to $416. To reduce the net investment loss of the Fund, the Administrator was allocated $30,214 of the Fund's operating expenses. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's
Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance
Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $676 as its portion of the sales charge on sales of Class A for the period from the start of business, June 30, 2000 to October 31, 2000. Certain officers and Trustees of the Fund and
Portfolio are officers of the above organizations.

5  Distribution and Service Plans
-----------------------------------------------------------------------------
The Fund has in effect distribution plans for Class B shares (Class B
Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
(Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class
C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution
Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note
6) and daily amounts theretofore paid to EVD by each respective class.
The Fund paid or accrued $695 and $272 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, June 30, 2000 to October 31, 2000, representing 0.75%
(annualized) of the average daily net assets for Class B and Class C shares, respectively. At October 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $31,000 and $19,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distributions fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the period from the start of business, June 30, 2000 to October 31, 2000 amounted to $396, $231 and $90 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge
-----------------------------------------------------------------------------
A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase.
Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions.
Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). The Class B
CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions.
CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered
Distribution Charges exist for the respective classes will be credited to the Fund. No CDSC amounts were received by EVD from shareholders of Class B shares and Class C shares, respectively, for the period from the start of business, June 30, 2000, to October 31, 2000.

7  Investment Transactions
-----------------------------------------------------------------------------
Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, June 30, 2000, to October 31, 2000, aggregated $1,733,236 and $88,700, respectively.


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
Eaton Vance Mutual Funds Trust:
-----------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Capital Appreciation Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2000 and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, June 30, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Tax-Managed Capital Appreciation Fund at October 31, 2000 and the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, June 30, 2000 to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000



Capital Appreciation Portfolio as of October 31, 2000

PORTFOLIO OF INVESTMENTS

Common Stocks -- 87.1%

Security                                              Shares            Value
------------------------------------------------------------------------------
Advertising Services -- 6.7%
------------------------------------------------------------------------------
CNET Networks, Inc.(1)                                 1,500        $   47,250
Getty Images, Inc.(1)                                  1,750            55,562
TMP Worldwide, Inc.(1)                                 2,370           164,974
------------------------------------------------------------------------------
                                                                    $  267,786
------------------------------------------------------------------------------

Aerospace and Defense -- 10.1%
------------------------------------------------------------------------------
AAR Corp.                                              3,300        $   39,394
BE Aerospace, Inc.(1)                                 10,780           177,870
Boeing Company (The)(1)                                  200            13,563
Precision Castparts Corp.                              4,660           175,915
------------------------------------------------------------------------------
                                                                    $  406,742
------------------------------------------------------------------------------

Agricultural Operations -- 3.2%
------------------------------------------------------------------------------
Monsanto Company(1)                                    5,100        $  130,050
------------------------------------------------------------------------------

Business Services -- 1.3%
------------------------------------------------------------------------------
Forrester Research, Inc.(1)                            1,000        $   41,062
Heidrick & Struggles International, Inc.(1)              160             9,890
------------------------------------------------------------------------------
                                                                    $   50,952
------------------------------------------------------------------------------

Cable -- 0.6%
------------------------------------------------------------------------------
EchoStar Communications(1)                               520        $   23,530
------------------------------------------------------------------------------

Commercial Services -- 0.5%
------------------------------------------------------------------------------
Pre-paid Legal Services, Inc.(1)                         500        $   21,938
------------------------------------------------------------------------------

Communications Equipment -- 0.3%
------------------------------------------------------------------------------
Clarent Corporation(1)                                   440        $   13,667
------------------------------------------------------------------------------

Computer Services -- 3.7%
------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                   2,005        $   82,832
NOVA Corporation (Georgia)(1)                          2,000            31,375
SunGard Data Systems, Inc.(1)                            370            18,916
StorageNetworks, Inc.(1)                                 250            15,859
------------------------------------------------------------------------------
                                                                    $  148,982
------------------------------------------------------------------------------

Computer Software -- 5.6%
------------------------------------------------------------------------------
Computer Associates International, Inc.                  300        $    9,562
Interact Commerce Corp.(1)                             3,120            28,665
Microsoft Corporation(1)                               1,800           123,975
SilverStream Software, Inc.(1)                         2,700            60,750
------------------------------------------------------------------------------
                                                                    $  222,952
------------------------------------------------------------------------------

Computer Hardware -- 0.4%
------------------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                              1,200        $   15,150
------------------------------------------------------------------------------

Drugs -- 2.8%
------------------------------------------------------------------------------
Barr Laboratories(1)                                     450        $   28,406
GelTex Pharmaceuticals, Inc.(1)                          500            24,813
Genzyme Corporation(1)                                   850            60,350
------------------------------------------------------------------------------
                                                                    $  113,569
------------------------------------------------------------------------------

Education -- 0.1%
------------------------------------------------------------------------------
Computer Learning Center(1)                            6,000        $    4,875
------------------------------------------------------------------------------

Electronic Manufacturing Services -- 2.3%
------------------------------------------------------------------------------
Pemstar, Inc.(1)                                       6,200        $   90,675
------------------------------------------------------------------------------

Energy Services -- 0.2%
------------------------------------------------------------------------------
Southern Energy, Inc.(1)                                 300        $    8,175
------------------------------------------------------------------------------

E-Marketing -- 1.0%
------------------------------------------------------------------------------
DoubleClick, Inc.(1)                                   2,500        $   40,625
------------------------------------------------------------------------------

Financial Services -- 7.7%
------------------------------------------------------------------------------
Federal Agricultural Mortgage Corporation(1)           1,000        $   21,875
Federal Home Loan Mortgage Corporation                 1,300            78,000
Federal National Mortgage Association                  2,050           157,850
Knight Trading Group, Inc.(1)                            740            22,154
USA Education, Inc.                                      540            30,173
------------------------------------------------------------------------------
                                                                    $  310,052
------------------------------------------------------------------------------

Health Services -- 5.7%
------------------------------------------------------------------------------
Cardinal Health, Inc.                                    340        $   32,215
Caremax Rx, Inc.(1)                                    6,200            77,500
Cybear Group                                              89                61
DaVita, Inc.(1)                                        6,150            69,187
Express Scripts, Inc., Class A(1)                        180            12,094
HEALTHSOUTH Corporation(1)                             3,000            36,000
------------------------------------------------------------------------------
                                                                    $  227,057
------------------------------------------------------------------------------

Household Products -- 2.8%
------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                            5,600        $  110,600
------------------------------------------------------------------------------

Insurance -- 1.2%
------------------------------------------------------------------------------
MGIC Investment Corp.                                    540        $   36,787
Progressive Corp.                                        130            12,773
------------------------------------------------------------------------------
                                                                    $   49,560
------------------------------------------------------------------------------

Internet Services -- 2.6%
------------------------------------------------------------------------------
EarthWeb, Inc.(1)                                      5,000        $   63,125
Keynote Systems, Inc.(1)                               1,640            39,360
------------------------------------------------------------------------------

                                                                    $  102,485
------------------------------------------------------------------------------

Investment Services -- 0.5%
------------------------------------------------------------------------------
Stilwell Financial, Inc.(1)                              470        $   21,062
------------------------------------------------------------------------------

Medical Products -- 0.8%
------------------------------------------------------------------------------
Novoste Corp., Inc.(1)                                 1,230        $   31,058
Thermo Cardiosystems, Inc.(1)                            100               819
------------------------------------------------------------------------------
                                                                    $   31,877
------------------------------------------------------------------------------

Metals -- 1.1%
------------------------------------------------------------------------------
Ladish Company, Inc.(1)                                2,000        $   20,250
RTI International Metals, Inc.(1)                      1,630            23,635
------------------------------------------------------------------------------
                                                                    $   43,885
------------------------------------------------------------------------------

Networking Equipment -- 5.1%
------------------------------------------------------------------------------
CacheFlow, Inc.(1)                                        60        $    6,480
Emulex Corp.                                           1,350           198,281
------------------------------------------------------------------------------
                                                                    $  204,761
------------------------------------------------------------------------------

Oil and Gas - Equipment & Services -- 2.4%
------------------------------------------------------------------------------
Baker Hughes, Inc.                                       220        $    7,563
Nabors Industries, Inc.(1)                               350            17,815
Precision Drilling Corp.(1)                              300             8,588
R&B Falcon Corp.(1)                                    1,000            25,000
Tidewater, Inc.                                          800            36,950
------------------------------------------------------------------------------
                                                                    $   95,916
------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 1.1%
------------------------------------------------------------------------------
El Paso Energy Corp.                                     300        $   18,806
Enron Corp.                                              320            26,260
------------------------------------------------------------------------------
                                                                    $   45,066
------------------------------------------------------------------------------

Printing and Business Products -- 1.3%
------------------------------------------------------------------------------
Electronics For Imaging(1)                               700        $   10,850
Lexmark International, Inc.(1)                         1,000            41,000
------------------------------------------------------------------------------
                                                                    $   51,850
------------------------------------------------------------------------------

Real Estate -- 0.5%
------------------------------------------------------------------------------
Pinnacle Holdings, Inc.                                1,350        $   21,263
------------------------------------------------------------------------------

Retail -- 3.4%
------------------------------------------------------------------------------
CVS Corporation                                          500        $   26,469
Hollywood Entertainment Corp.(1)                      25,000            76,562
Pacific Sunwear of California, Inc.(1)                   500            10,250
Winn-Dixie Stores, Inc.                                1,100            21,175
------------------------------------------------------------------------------
                                                                    $  134,456
------------------------------------------------------------------------------

Retail - Direct Distribution -- 2.6%
------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                           3,200        $  104,000
------------------------------------------------------------------------------

Satellite Telecommunications -- 1.0%
------------------------------------------------------------------------------
Gilat Communications, Ltd.(1)                            800        $   40,950
------------------------------------------------------------------------------

Semiconductors -- 4.2%
------------------------------------------------------------------------------
02Micro International Ltd.(1)                            100        $    1,006
Analog Devices, Inc.(1)                                  500            32,500
AudioCodes Ltd.(1)                                       820            32,441
Chartered Semiconductor Manufacturing Ltd.(1)            850            39,525
Micron Technology, Inc.(1)                             1,870            64,982
------------------------------------------------------------------------------
                                                                    $  170,454
------------------------------------------------------------------------------

Telecommunication Equipment -- 1.0%
------------------------------------------------------------------------------
Somera Communications, Inc.(1)                         3,700        $   41,625
------------------------------------------------------------------------------

Telecommunication Services -- 2.8%
------------------------------------------------------------------------------
e.spire Communications, Inc.(1)                       30,000        $   82,500
McLeod USA, Inc.(1)                                    1,500            28,875
------------------------------------------------------------------------------
                                                                    $  111,375
------------------------------------------------------------------------------

Wireless Equipment -- 0.5%
------------------------------------------------------------------------------
Aether Systems, Inc.(1)                                  225        $   18,141
Ceragon Networks, Ltd.(1)                                 50               625
------------------------------------------------------------------------------
                                                                    $   18,766
------------------------------------------------------------------------------

Total Common Stocks -- 87.1%
  (identified cost $3,066,802)                                      $3,496,728
------------------------------------------------------------------------------


U.S. Government Obligations -- 13.9%

                                                 Principal Amount
Security                                          (000's omitted)        Value
------------------------------------------------------------------------------
FHLB Discount Notes, 6.45%, 11/1/00                     $556        $  555,900
------------------------------------------------------------------------------

Total U.S. Government Obligations -- 13.9%
  (identified cost $555,900)                                        $  555,900
------------------------------------------------------------------------------

Total Investments -- 101.0%
  (identified cost $3,622,702)                                      $4,052,628
------------------------------------------------------------------------------


Securities Sold Short -- 6.7%

Security                                              Shares            Value
------------------------------------------------------------------------------
BE Aerospace, Inc.(1)                                 10,780        $ (177,870)
Pemstar, Inc.(1)                                       6,200           (90,675)
------------------------------------------------------------------------------

Total Securities Sold Short -- 6.7%
  (proceeds -- $248,016)                                            $ (268,545)
------------------------------------------------------------------------------

Other Assets, Less Liabilities Excluding
  Securities Sold Short -- 5.7%                                     $  228,227
------------------------------------------------------------------------------

Net Assets -- 100.0%                                                $4,012,310
------------------------------------------------------------------------------

(1) Non-income producing security

See notes to financial statements



Capital Appreciation Portfolio as of October 31, 2000

FINANCIAL STATEMENTS



Statement of Assets and Liabilities

As of October 31, 2000

Assets:
------------------------------------------------------------------------------
Investments, at value (cost $3,622,702)                             $4,052,628
Cash                                                                   203,997
Deposits with brokers for securities sold short                        248,016
Interest and dividends receivable                                        1,081
Other assets                                                               569
------------------------------------------------------------------------------
Total assets                                                        $4,506,291
------------------------------------------------------------------------------

Liabilities:
------------------------------------------------------------------------------
Payable for investments purchased                                   $  221,464
Securities sold short, at value (proceeds received of $248,016)        268,545
Other accrued expenses                                                   3,972
------------------------------------------------------------------------------
Total liabilities                                                   $  493,981
------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $4,012,310
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $3,602,913
Net unrealized appreciation (computed on the basis of
  identified cost)                                                     409,397
------------------------------------------------------------------------------
Total                                                               $4,012,310
------------------------------------------------------------------------------





Statement of Operations

For the Period Ended
October 31, 2000(1)

Investment Income:
------------------------------------------------------------------------------
Interest                                                             $   8,444
Dividends                                                                1,497
------------------------------------------------------------------------------
Total investment income                                              $   9,941
------------------------------------------------------------------------------

Expenses:
------------------------------------------------------------------------------
Investment adviser fee                                               $   5,964
Custodian fee                                                            5,554
Legal and accounting services                                              329
Miscellaneous                                                              802
------------------------------------------------------------------------------
Total expenses                                                       $  12,649
------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                         $     749
------------------------------------------------------------------------------
Total expense reductions                                             $     749
------------------------------------------------------------------------------

Net expenses                                                         $  11,900
------------------------------------------------------------------------------

Net investment loss                                                  $  (1,959)
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                    $(151,565)
------------------------------------------------------------------------------
Net realized loss                                                    $(151,565)
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (identified cost basis)                                $ 409,397
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $ 409,397
------------------------------------------------------------------------------

Net realized and unrealized gain                                     $ 257,832
------------------------------------------------------------------------------

Net increase in net assets from operations                           $ 255,873
------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.


See notes to financial statements


Capital Appreciation Portfolio as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Statement of Changes in Net Assets

                                                          For the Period Ended
Increase (Decrease) in Net Assets                          October 31, 2000(1)
------------------------------------------------------------------------------
From operations --
  Net investment loss                                               $   (1,959)
  Net realized loss                                                   (151,565)
  Net change in unrealized appreciation (depreciation)                 409,397
------------------------------------------------------------------------------
Net increase in net assets from operations                          $  255,873
------------------------------------------------------------------------------
Capital Transactions --
  Contributions                                                     $3,762,059
  Withdrawals                                                         (105,632)
------------------------------------------------------------------------------
Net increase in net assets from capital transactions                $3,656,427
------------------------------------------------------------------------------

Net increase in net assets                                          $3,912,300
------------------------------------------------------------------------------

Net Assets:
------------------------------------------------------------------------------
At beginning of year                                                $  100,010
------------------------------------------------------------------------------
At end of year                                                      $4,012,310
------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.


See notes to financial statements


Capital Appreciation Portfolio as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Supplementary Data

                                                          For the Period Ended
                                                           October 31, 2000(1)
------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------
Expenses                                                                  1.36%(2)
Expenses after custodian fee reduction                                    1.28%(2)
Net investment loss                                                      (0.21%)(2)
Portfolio Turnover                                                          90%
------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                                 $4,012
------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.

(2) Annualized


See notes to financial statements


Capital Appreciation Portfolio as of October 31, 2000

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
-----------------------------------------------------------------------------
Capital Appreciation Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
The policies are in conformity with generally accepted accounting principles.

A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer.
Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Advisor Fee and Other Transactions with Affiliates
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The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 13/240 of 1% (0.65% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from commencement of investment operations, June 29, 2000 to October 31, 2000, the advisory fee amounted to $5,964. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from commencement of investment operations, June 29, 2000 to October 31, 2000, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions
-----------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $5,281,472 and $2,063,104, respectively, for the period from commencement of investment operations, June 29, 2000 to October 31, 2000.

4  Federal Income Tax Basis of Investments
-----------------------------------------------------------------------------
The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2000 as computed on a federal income tax basis, were as follows:

Aggregate cost                       $3,670,977
-----------------------------------------------
Gross unrealized appreciation        $  515,952
Gross unrealized depreciation          (134,301)
-----------------------------------------------
Net unrealized appreciation          $  381,651
-----------------------------------------------

5  Line of Credit
-----------------------------------------------------------------------------
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended October
31, 2000.

6  Financial Instruments
-----------------------------------------------------------------------------
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2000, there were no outstanding obligations under these financial instruments.


Capital Appreciation Portfolio as of October 31, 2000

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
Capital Appreciation Portfolio:
-----------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation
Portfolio (the Portfolio) as of October 31, 2000, the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the commencement of investment operations, June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Capital Appreciation Portfolio at October 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for period from the commencement of investment operations, June 29, 2000 to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000


Eaton Vance Tax-Managed Capital Appreciation Fund as of October 31, 2000

INVESTMENT MANAGEMENT

Eaton Vance Tax-Managed Capital Appreciation Fund

Officers

James B. Hawkes
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant


Capital Appreciation Portfolio

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant


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Investment Adviser of Capital Appreciation Portfolio
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Capital Appreciation Fund Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022


Eaton Vance Tax-Managed Capital Appreciation Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-----------------------------------------------------------------------------

824-12/00                                                    TMCAPSRC